CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues		$ 1,608	$ 0	$ 6
Cost of revenues		3,270	547	995
Gross loss		(1,662)	(547)	(989)
Operating expenses:
Research and development expenses, net		82,662	78,225	252,424
Selling, general and administrative expenses		35,568	49,200	262,083
Total operating expenses		118,230	127,425	514,507
Operating loss		(119,892)	(127,972)	(515,496)
Income from warrants remeasurement		396	17,929	11,024
Financial income, net		3,928	4,371	423
Net loss before income tax		(115,568)	(105,672)	(504,049)
Income tax expense (income)		(1,360)	1,748	1,281
Net loss		(114,208)	(107,420)	(505,330)
Net comprehensive loss		$ (114,208)	$ (107,420)	$ (505,330)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	[1]	10,087,691	9,783,301	7,853,759
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	[1]	10,087,691	9,783,301	7,853,759
Class A Ordinary Shares
Operating expenses:
Basic net loss per share (in USD per share)	[1]	$ (11.32)	$ (10.98)	$ (64.34)
Diluted net loss per share (in USD per share)	[1]	$ (11.32)	$ (10.98)	$ (64.34)

[1]	Prior period results have been retroactively adjusted to reflect the 1:30 stock reverse split effected on October 18, 2023. See also Note 1 General, for details.